Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Intangible Assets Gross Excluding Goodwill [Abstract]
Amortization expense	$ 1,100,000	$ 32,700,000	$ 3,900,000
Amortization of Henry's trade names and capitalized software		$ 32,202,000	$ 867,000
Weighted-average amortization period of leasehold interests acquired	12 years 3 months 18 days
Amortization period of finite-lived trade name	9 years 6 months